Consolidated Statement of Financial Position (unaudited) - SEK (kr) kr in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	[1]	kr 5,837	kr 4,060
Treasuries/government bonds		11,209	15,048
Other interest-bearing securities except loans		65,708	57,144
Loans in the form of interest-bearing securities		54,379	54,257
Loans to credit institutions		24,568	22,145
Loans to the public		218,419	207,737
Derivatives		8,598	10,304
Tangible and intangible assets		291	307
Deferred tax asset		0	25
Other assets		449	285
Prepaid expenses and accrued revenues		7,192	4,162
Total assets		396,650	375,474
Liabilities and equity
Borrowing from credit institutions		7,659	7,153
Debt securities issued		340,397	319,117
Derivatives		9,850	13,187
Other liabilities		9,005	10,242
Accrued expenses and prepaid revenues		7,640	4,172
Provisions		16	28
Total liabilities		374,567	353,899
Share capital		3,990	3,990
Reserves		(119)	(114)
Retained earnings		18,212	17,699
Total equity	[2]	22,083	21,575
Total liabilities and equity		kr 396,650	kr 375,474

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.